Retirement Benefit Plan - Summary of Payments Made to BTPS (Detail) - BTPS [Member] - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Ordinary contributions	£ 33	£ 248
Deficit contributions	2,000	850
Total contributions in the year	£ 2,033	£ 1,098